Stock Options (Details 1)		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Expected dividend yield		Nil
Options [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield			Nil
Risk-free interest rate			1.71%
Expected life (years)			3 years
Expected volatility	[1]		100.00%

[1]	Based on the volatility of comparable publicly traded companies